Note 13 - Share Capital (Details) - Common Shares Outstanding	12 Months Ended			0 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013	Jul. 02, 2014
Note 13 - Share Capital (Details) - Common Shares Outstanding [Line Items]
Balance	63,660,953	62,654,000	62,433,000
Stock options and share units exercised	478,000	1,007,000	221,000
Acquisitions (Note 3)	416,000
Balance	75,480,492	63,660,953	62,654,000
Public Offering [Member]
Note 13 - Share Capital (Details) - Common Shares Outstanding [Line Items]
Issuance of common shares	10,925,000			10,925,000